Inventories (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventories
Work in progress		¥ 4,798
Finished goods	¥ 1,181	17,660
Total	1,181	22,458
Included in inventories per balance sheet		¥ 22,458
Included in assets classified as held for sale	¥ 1,181